Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2023
Cash flows from operating activities:
Net income for the period/year	$ 551,586	$ 17,459,352	$ 3,608,700	$ 9,291,912
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	557,974	479,171	441,749	4,104,720
Amortization of deferred finance charges		49,704	1,596
Net gain on sale of vessel		(9,268,610)
Share based compensation				37,638
Unrealized foreign exchange gain on time deposits				(241,967)
Changes in operating assets and liabilities:
(Increase)/decrease in Trade and other receivables	(674,827)	(1,116,348)	(200,371)	(9,768,670)
(Increase)/decrease in Other current assets				(33,846)
Increase (Decrease) in Balances with related party		932,765	(4,061,422)
(Increase)/decrease in Advances and prepayments	(36,340)	(43,863)	(30,821)	(43,927)
(Increase)/decrease in Inventories	(165,645)	39,387	(60,180)	(523,624)
Increase/(Decrease) in Trade accounts payable	792,142	503,240	146,043	(245,125)
(Increase)/decrease in Due from related party	(146,708)			146,708
Increase/(Decrease) in Payable to related parties				2,238,516
Increase/(Decrease) in Accrued liabilities	173,324	(23,026)	142,628	460,973
Increase/(Decrease) in Deferred income				215,836
Net cash provided by operating activities	1,051,506	9,011,772	(12,078)	5,639,144
Cash flows from investing activities
Acquisition and improvement of vessels	(39,394,125)	(15,978,923)	(11,635,335)	(4,300,000)
Purchase of bank time deposits				(8,126,450)
Proceeds from sale of vessel		20,332,790
Net cash used in investing activities	(39,394,125)	4,353,867	(11,635,335)	(12,426,450)
Cash flows from financing activities
Net transfers from former Parent Company	38,342,619			3,305,083
Proceeds from follow-on offering				5,003,250
Stock issuance costs				(584,072)
Dividends paid on preferred shares				(241,667)
Shareholders' contributions		16,686,500	11,492,334
Returns to shareholders			(6,350,000)
Proceeds from long-term debt			7,330,000
Repayments of long-term debt		(7,330,000)
Deferred finance charges paid			(51,300)
Net cash provided by financing activities	38,342,619	9,356,500	12,421,034	7,482,594
Net increase in cash and cash equivalents		22,722,139	773,621	695,288
Cash and cash equivalents at beginning of period/year	0	773,621		0
Cash and cash equivalents at end of period/year	0	23,495,760	773,621	695,288
Cash breakdown
Cash and cash equivalents		23,495,760	18,992	695,288
Restricted cash, current			254,629
Restricted cash, non-current			500,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 0	23,495,760	773,621	695,288
Non-cash Investing and Financing Activities
Vessel acquisition included in payable to related parties				36,130,000
Non cash investing activity – Vessel improvements included in liabilities			$ 39,819
Interest paid		$ 171,085
Series A Preferred Stock [Member]
Non-cash Investing and Financing Activities
Dividends on preferred shares Series A included in payable to related parties				$ 162,500